Derivative Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Derivative financial instruments [abstract]
Derivative financial assets, Held for trading	₺ 1,181,740	₺ 360,047
Derivative financial assets, Derivatives used for hedge accounting	999,577	642,623
Derivative financial assets	2,181,317	1,002,670
Derivative financial liabilities, Held for trading		41,132
Derivative financial liabilities, Derivatives used for hedge accounting	60,518	66,851
Derivative financial liabilities	₺ 60,518	₺ 107,983